Income Taxes - Schedule of Components of Income Tax Expense (Detail) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Income Tax Disclosure [Abstract]
Current	$ 1,785,165	$ 1,444,792
Deferred	(25,498)	276,492
Total income tax expense	$ 1,759,667	$ 1,721,284